DISPOSALS TO GOLAR PARTNERS	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
DISPOSALS TO GOLAR PARTNERS

6.	DISPOSALS TO GOLAR PARTNERS
In January 2015, we sold our interests in the company that owns and operates the Golar Eskimo to Golar Partners.

(in thousands of $)	Golar Eskimo
Cash consideration received (1)	226,010
Carrying value of the net assets sold to Golar Partners	(123,604)
Gain on disposal	102,406
The gain from the sale of the Golar Eskimo in January 2015 was $102.4 million and has been recognized in the consolidated statements of operation under "Gain on disposals to Golar Partners" for the year ended December 31, 2015.
(1) The cash consideration for the Golar Eskimo comprised of $390.0 million for the vessel and charter less the assumed bank debt of $162.8 million less purchase price adjustments of $1.2 million.